Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable
Schedule of trade account receivables

	2023	2022
Trade accounts receivable	3,908,773	3,659,777

Accounts receivable	4,538,512	4,241,515

Billed services	2,237,551	2,149,579
Unbilled services	1,036,339	929,669
Network use	750,054	550,416
Goods sold	494,279	590,476
Contractual assets (Note 23)	19,957	19,828
Other	332	1,547

Provision for expected credit losses	(629,739)	(581,738)

Current portion	(3,709,766)	(3,421,094)
Non-current portion	199,007	238,683

Schedule of changes in the allowance for doubtful accounts

	2023	2022

Opening balance	562,090	746,819
Balance of acquired company (Note 1.2)	23,737	33,284
Supplement to expected losses, net of reversal	620,667	626,218
Write-offs of provision	(576,755)	(824,583)
Closing balance	629,739	581,738

Schedule of aging of accounts receivable

	2023	2022

Total	4,538,512	4,241,515
Overdue (days):
Current	3,291,399	3,221,416
≤30	302,042	286,324
≤60	118,333	82,533
≤90	107,759	73,581
>90	718,979	577,661